PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions		R$ 7,982,637	R$ 8,610,831	R$ 6,423,242
Additions (reversal), net		321,709	1,259,625
Additional provisions inflows except income, other provisions		8,281	34,946
Write-offs due to payment		(1,742,676)	(1,144,779)
Interest accruals		799,833	900,073
Provisions and contingencies		900,971	1,878,086
Provisions and contingencies		7,081,666	6,732,745
Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			(1,109,524)
Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		(18,227)	(28,200)
Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		(2,886)
Tax
Disclosure of other provisions [line items]
Other provisions	[1]	2,753,323	2,483,427	2,147,369
Additions (reversal), net	[1]	83,825	168,212
Additional provisions inflows except income, other provisions	[1]	0	607
Write-offs due to payment	[1]	(18,770)	(33,260)
Interest accruals	[1]	203,778	200,499
Provisions and contingencies	[1]	15,034	0
Provisions and contingencies	[1]	2,738,289	2,483,427
Tax | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Tax | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0	0
Tax | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	(1,063)
Regulatory
Disclosure of other provisions [line items]
Provisions		1,760,866	1,869,035
Other provisions	[1]	1,760,866	1,869,035	1,986,244
Additions (reversal), net	[1]	(64,452)	(160,025)
Additional provisions inflows except income, other provisions	[1]	0	0
Write-offs due to payment	[1]	(166,229)	(110,057)
Interest accruals	[1]	122,512	152,873
Provisions and contingencies	[1]	32,363	104,898
Provisions and contingencies	[1]	1,728,503	1,764,137
Possible losses provisions		6,765,178	5,844,624
Regulatory | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Regulatory | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0	0
Regulatory | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0
Civil
Disclosure of other provisions [line items]
Provisions		1,226,995	1,192,900
Other provisions	[1]	1,226,995	1,192,900	935,971
Additions (reversal), net	[1]	302,700	345,748
Additional provisions inflows except income, other provisions	[1]	(690)	6,261
Write-offs due to payment	[1]	(493,828)	(464,406)
Interest accruals	[1]	225,913	369,326
Provisions and contingencies	[1]	334,152	404,654
Provisions and contingencies	[1]	892,843	788,246
Possible losses provisions		2,126,718	2,175,547
Civil | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Civil | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0	0
Civil | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0
Labor
Disclosure of other provisions [line items]
Provisions		693,712	540,190
Other provisions	[1]	693,712	540,190	486,955
Additions (reversal), net	[1]	366,856	340,680
Additional provisions inflows except income, other provisions	[1]	0	6,580
Write-offs due to payment	[1]	(377,139)	(416,784)
Interest accruals	[1]	162,869	122,759
Provisions and contingencies	[1]	381,606	217,229
Provisions and contingencies	[1]	312,106	322,961
Possible losses provisions		1,587,544	1,490,560
Labor | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Labor | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0	0
Labor | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	(936)
Contingent liabilities (PPA)
Disclosure of other provisions [line items]
Other provisions	[2]	1,002,901	978,072	488,598
Additions (reversal), net	[2]	(27,186)	(40,929)
Additional provisions inflows except income, other provisions	[2]	0	0
Write-offs due to payment	[2]	0	0
Interest accruals	[2]	69,355	48,506
Provisions and contingencies	[2]	0	0
Provisions and contingencies	[2]	1,002,901	978,072
Contingent liabilities (PPA) | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]		(453,697)
Contingent liabilities (PPA) | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]	(18,227)	(28,200)
Contingent liabilities (PPA) | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]	(887)
Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	[3]	40,993	482,620	0
Additions (reversal), net	[3]	(260,198)	0
Additional provisions inflows except income, other provisions	[3]	0	0
Write-offs due to payment	[3]	(181,429)	(106,404)
Interest accruals	[3]	0	0
Provisions and contingencies	[3]	40,993	482,620
Provisions and contingencies	[3]	0	0
Provision for fines for canceling lease agreements | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[3]		(589,024)
Provision for fines for canceling lease agreements | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[3]	0	0
Provision for fines for canceling lease agreements | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[3]	0
Provision for dismantling
Disclosure of other provisions [line items]
Other provisions	[4]	407,246	462,705	378,105
Additions (reversal), net	[4]	(79,836)	(9,811)
Additional provisions inflows except income, other provisions	[4]	8,971	21,498
Write-offs due to payment	[4]	0	0
Interest accruals	[4]	15,406	6,110
Provisions and contingencies	[4]	222	66,803
Provisions and contingencies	[4]	407,024	395,902
Provision for dismantling | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[4]		(66,803)
Provision for dismantling | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[4]	0	0
Provision for dismantling | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[4]	0
Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions	[5]	96,601	601,882	R$ 0
Additions (reversal), net	[5]	0	615,750
Additional provisions inflows except income, other provisions	[5]	0	0
Write-offs due to payment	[5]	(505,281)	(13,868)
Interest accruals	[5]	0	0
Provisions and contingencies	[5]	96,601	601,882
Provisions and contingencies	[5]	0	0
Amounts to be refunded to customers | Garliava
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[5]		0
Amounts to be refunded to customers | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[5]	0	R$ 0
Amounts to be refunded to customers | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[5]	R$ 0

[1]
(1)Provision for contingencies: The Company and its subsidiaries are parts to administrative; labor, tax, civil and regulatory claims, and accounting provision amounts have been recorded in respect of claims whose likelihood of loss was classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provision is reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.

[2]	Contingent consideration (PPA): Refers to the amounts of contingent liabilities arising from the PPA generated in the acquisition of control of VivoPart. in 2011, GVTPart. in 2015, Garliava and Vita IT in 2022), and VSS (2023), related to civil, labor and tax lawsuits at their fair value in the business combination.
[3]	Provision for fines for canceling lease agreements: Refers to the provision for fines for canceling lease agreements arising from Garliava, resulting from the sale or shutdown of sites.
[4]	Provision for decommissioning of assets: Refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned as the present value from amounts expected to settle the obligation using estimated cash flows and they are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the statement of income as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.
[5]	Amounts to be refunded to customers (Supplementary Law No. 194/2022): Amounts to be refunded to customers (Supplementary Law No. 194/2022): On July 23, 2022, Complementary Law No. 194, was enacted, which deals with the incidence of taxes on various sectors considered by the respective Law as essential and indispensable goods and services, leading to a reduction in the tax rate ICMS on communications services and the respective refund of these amounts to customers. These amounts to be refunded to customers were booked against discounts granted (note 25).